Intangible Assets (Details Textual) (Intellectual Property [Member], USD $)	1 Months Ended
	Jul. 23, 2014	Jul. 31, 2014
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	5,000,000	5,000,000
Stock Issued During Period, Value, Purchase of Assets	$ 70,000	$ 70,000